OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets
Customer acquisition costs (see Note 3)	$ 32	$ 30
Prepayments for property, plant and equipment and intangibles	35	40
Other non-financial assets	21	10
Total other non-current assets	88	80	[1]
Other current assets
Advances to suppliers	12	18
Prepaid taxes	3	2
Current deferred costs for DBSS project, licenses	0	3
Current portion of deferred cost related to connection fees	6	3
Other current assets	3	0
Total other current assets	$ 24	$ 26	[1]

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation